Supplement dated June 17, 2024 to the Prospectus, Summary Prospectuses and Statement of Additional Information (“SAI”), each dated June 1, 2024, as may be revised or supplemented from time to time, for the following funds:
Natixis Sustainable Future 2015 Fund®
Natixis Sustainable Future 2020 Fund®
Natixis Sustainable Future 2025 Fund®
Natixis Sustainable Future 2030 Fund®
Natixis Sustainable Future 2035 Fund®
Natixis Sustainable Future 2040 Fund®
Natixis Sustainable Future 2045 Fund®
Natixis Sustainable Future 2050 Fund®
Natixis Sustainable Future 2055 Fund®
Natixis Sustainable Future 2060 Fund®
Natixis Sustainable Future 2065 Fund®
(each a “Fund”, together the “Funds”)
On June 12, 2024, the Board of Trustees of Natixis Funds Trust IV approved a change to the name of the Funds. Effective July 1, 2024, the Funds’ name will be changed to “Natixis Target Retirement Funds.” For example, the name of the 2015 vintage will change from “Natixis Sustainable Future 2015 Fund” to “Natixis Target Retirement 2015 Fund” and similarly for each of the other vintages. Accordingly, each reference to “Natixis Sustainable Future Funds” in the Funds’ Summary Prospectuses, Prospectus and SAI will be replaced with “Natixis Target Retirement Funds.” Each Fund’s investment goal and principal investment strategies will not change as a result of the name change.

Supplement dated June 17, 2024 to the Prospectus and Summary Prospectuses, each dated June 1, 2024, as may be revised or supplemented from time to time, for the following funds:
Natixis Sustainable Future 2015 Fund®
Natixis Sustainable Future 2020 Fund®
Natixis Sustainable Future 2025 Fund®
Natixis Sustainable Future 2030 Fund®
Natixis Sustainable Future 2035 Fund®
Natixis Sustainable Future 2040 Fund®
Natixis Sustainable Future 2045 Fund®
Natixis Sustainable Future 2050 Fund®
Natixis Sustainable Future 2055 Fund®
Natixis Sustainable Future 2060 Fund®
Natixis Sustainable Future 2065 Fund®
(each a “Fund”, together the “Funds”)
NATIXIS SUSTAINABLE FUTURE 2015 FUND®
Effective July 1, 2024, Natixis Advisors, LLC (“Natixis Advisors”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.44% and 0.49% of the Fund’s average daily net assets for Class N and Class Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through May 31, 2026.
Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Fund:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class Y
Management fees	0.12%	0.12%
Distribution and/or service (12b‑1) fees	0.00%	0.00%
Other expenses	3.04%	3.14%[1]
Acquired fund fees and expenses	0.27%	0.27%
Total annual fund operating expenses	3.43%	3.53%
Fee waiver and/or expense reimbursement[2]	2.99%	3.04%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.44%	0.49%

[1]
Because Class Y shares of the Fund are not currently available for purchase and do not have any operating results to report as of the Fund’s fiscal year end, “Other expenses” for the class are based on estimated amounts for the current fiscal year.

[2]
Natixis Advisors, LLC (“Natixis Advisors” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s Total annual fund operating expenses, including expenses of the underlying funds in which the Fund invests, to 0.44% and 0.49% of the Fund’s average daily net assets for Class N and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through May 31, 2026 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below both: (1) the class’ applicable expense limitation at the time such amounts were waived/reimbursed, and (2) the class’ current applicable expense limitation. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the dates noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:	1 year	3 years	5 years	10 years
Class N	$45	$495	$1,267	$3,306
Class Y	$50	$517	$1,309	$3,393

NATIXIS SUSTAINABLE FUTURE 2020 FUND®
Effective July 1, 2024, Natixis Advisors, LLC (“Natixis Advisors”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.44% and 0.49% of the Fund’s average daily net assets for Class N and Class Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through May 31, 2026.
Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Fund:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class Y
Management fees	0.13%	0.13%
Distribution and/or service (12b‑1) fees	0.00%	0.00%
Other expenses	3.91%	4.01%[1]
Acquired fund fees and expenses	0.26%	0.26%
Total annual fund operating expenses	4.30%	4.40%
Fee waiver and/or expense reimbursement[2]	3.86%	3.91%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.44%	0.49%

[1]
Because Class Y shares of the Fund are not currently available for purchase and do not have any operating results to report as of the Fund’s fiscal year end, “Other expenses” for the class are based on estimated amounts for the current fiscal year.

[2]
Natixis Advisors, LLC (“Natixis Advisors” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s Total annual fund operating expenses, including expenses of the underlying funds in which the Fund invests, to 0.44% and 0.49% of the Fund’s average daily net assets for Class N and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through May 31, 2026 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below both: (1) the class’ applicable expense limitation at the time such amounts were waived/reimbursed, and (2) the class’ current applicable expense limitation. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the dates noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:	1 year	3 years	5 years	10 years
Class N	$45	$596	$1,547	$3,982
Class Y	$50	$617	$1,587	$4,063

NATIXIS SUSTAINABLE FUTURE 2025 FUND®
Effective July 1, 2024, Natixis Advisors, LLC (“Natixis Advisors”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.45% and 0.50% of the Fund’s average daily net assets for Class N and Class Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through May 31, 2026.
Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Fund:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class Y
Management fees	0.15%	0.15%
Distribution and/or service (12b‑1) fees	0.00%	0.00%
Other expenses	1.87%	1.97%[1]
Acquired fund fees and expenses	0.27%	0.27%
Total annual fund operating expenses	2.29%	2.39%
Fee waiver and/or expense reimbursement[2]	1.84%	1.89%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.45%	0.50%

[1]
Because Class Y shares of the Fund are not currently available for purchase and do not have any operating results to report as of the Fund’s fiscal year end, “Other expenses” for the class are based on estimated amounts for the current fiscal year.

[2]
Natixis Advisors, LLC (“Natixis Advisors” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s Total annual fund operating expenses, including expenses of the underlying funds in which the Fund invests, to 0.45% and 0.50% of the Fund’s average daily net assets for Class N and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through May 31, 2026 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below both: (1) the class’ applicable expense limitation at the time such amounts were waived/reimbursed, and (2) the class’ current applicable expense limitation. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the dates noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:	1 year	3 years	5 years	10 years
Class N	$46	$364	$891	$2,340
Class Y	$51	$385	$934	$2,436

NATIXIS SUSTAINABLE FUTURE 2030 FUND®
Effective July 1, 2024, Natixis Advisors, LLC (“Natixis Advisors”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.46% and 0.51% of the Fund’s average daily net assets for Class N and Class Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through May 31, 2026.
Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Fund:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class Y
Management fees	0.16%	0.16%
Distribution and/or service (12b‑1) fees	0.00%	0.00%
Other expenses	1.13%	1.23%[1]
Acquired fund fees and expenses	0.27%	0.27%
Total annual fund operating expenses	1.56%	1.66%
Fee waiver and/or expense reimbursement[2]	1.10%	1.15%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.46%	0.51%

[1]
Because Class Y shares of the Fund are not currently available for purchase and do not have any operating results to report as of the Fund’s fiscal year end, “Other expenses” for the class are based on estimated amounts for the current fiscal year.

[2]
Natixis Advisors, LLC (“Natixis Advisors” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s Total annual fund operating expenses, including expenses of the underlying funds in which the Fund invests, to 0.46% and 0.51% of the Fund’s average daily net assets for Class N and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through May 31, 2026 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below both: (1) the class’ applicable expense limitation at the time such amounts were waived/reimbursed, and (2) the class’ current applicable expense limitation. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the dates noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:	1 year	3 years	5 years	10 years
Class N	$47	$279	$644	$1,671
Class Y	$52	$301	$688	$1,774

NATIXIS SUSTAINABLE FUTURE 2035 FUND®
Effective July 1, 2024, Natixis Advisors, LLC (“Natixis Advisors”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.47% and 0.52% of the Fund’s average daily net assets for Class N and Class Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through May 31, 2026.
Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Fund:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class Y
Management fees	0.18%	0.18%
Distribution and/or service (12b‑1) fees	0.00%	0.00%
Other expenses	1.08%	1.18%[1]
Acquired fund fees and expenses	0.26%	0.26%
Total annual fund operating expenses	1.52%	1.62%
Fee waiver and/or expense reimbursement[2]	1.05%	1.10%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.47%	0.52%

[1]
Because Class Y shares of the Fund are not currently available for purchase and do not have any operating results to report as of the Fund’s fiscal year end, “Other expenses” for the class are based on estimated amounts for the current fiscal year.

[2]
Natixis Advisors, LLC (“Natixis Advisors” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s Total annual fund operating expenses, including expenses of the underlying funds in which the Fund invests, to 0.47% and 0.52% of the Fund’s average daily net assets for Class N and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through May 31, 2026 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below both (1) the class’ applicable expense limitation at the time such amounts were waived/reimbursed, and (2) the class’ current applicable expense limitation. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the dates noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:	1 year	3 years	5 years	10 years
Class N	$48	$276	$632	$1,635
Class Y	$53	$298	$676	$1,738

NATIXIS SUSTAINABLE FUTURE 2040 FUND®
Effective July 1, 2024, Natixis Advisors, LLC (“Natixis Advisors”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.48% and 0.53% of the Fund’s average daily net assets for Class N and Class Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through May 31, 2026.
Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Fund:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class Y
Management fees	0.19%	0.19%
Distribution and/or service (12b‑1) fees	0.00%	0.00%
Other expenses	1.05%	1.15%[1]
Acquired fund fees and expenses	0.26%	0.26%
Total annual fund operating expenses	1.50%	1.60%
Fee waiver and/or expense reimbursement[2]	1.02%	1.07%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.48%	0.53%

[1]
Because Class Y shares of the Fund are not currently available for purchase and do not have any operating results to report as of the Fund’s fiscal year end, “Other expenses” for the class are based on estimated amounts for the current fiscal year.

[2]
Natixis Advisors, LLC (“Natixis Advisors” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s Total annual fund operating expenses, including expenses of the underlying funds in which the Fund invests, to 0.48% and 0.53% of the Fund’s average daily net assets for Class N and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through May 31, 2026 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below both: (1) the class’ applicable expense limitation at the time such amounts were waived/reimbursed, and (2) the class’ current applicable expense limitation. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the dates noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:	1 year	3 years	5 years	10 years
Class N	$49	$276	$627	$1,617
Class Y	$54	$298	$671	$1,721

NATIXIS SUSTAINABLE FUTURE 2045 FUND®
Effective July 1, 2024, Natixis Advisors, LLC (“Natixis Advisors”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.48% and 0.53% of the Fund’s average daily net assets for Class N and Class Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through May 31, 2026.
Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Fund:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class Y
Management fees	0.19%	0.19%
Distribution and/or service (12b‑1) fees	0.00%	0.00%
Other expenses	1.16%	1.26%[1]
Acquired fund fees and expenses	0.28%	0.28%
Total annual fund operating expenses	1.63%	1.73%
Fee waiver and/or expense reimbursement[2]	1.15%	1.20%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.48%	0.53%

[1]
Because Class Y shares of the Fund are not currently available for purchase and do not have any operating results to report as of the Fund’s fiscal year end, “Other expenses” for the class are based on estimated amounts for the current fiscal year.

[2]
Natixis Advisors, LLC (“Natixis Advisors” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s Total annual fund operating expenses, including expenses of the underlying funds in which the Fund invests, to 0.48% and 0.53% of the Fund’s average daily net assets for Class N and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through May 31, 2026 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below both: (1) the class’ applicable expense limitation at the time such amounts were waived/reimbursed, and (2) the class’ current applicable expense limitation. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the dates noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:	1 year	3 years	5 years	10 years
Class N	$49	$291	$672	$1,740
Class Y	$54	$313	$715	$1,843

NATIXIS SUSTAINABLE FUTURE 2050 FUND®
Effective July 1, 2024, Natixis Advisors, LLC (“Natixis Advisors”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.49% and 0.54% of the Fund’s average daily net assets for Class N and Class Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through May 31, 2026.
Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Fund:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class Y
Management fees	0.20%	0.20%
Distribution and/or service (12b‑1) fees	0.00%	0.00%
Other expenses	1.20%	1.30%[1]
Acquired fund fees and expenses	0.27%	0.27%
Total annual fund operating expenses	1.67%	1.77%
Fee waiver and/or expense reimbursement[2]	1.18%	1.23%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.49%	0.54%

[1]
Because Class Y shares of the Fund are not currently available for purchase and do not have any operating results to report as of the Fund’s fiscal year end, “Other expenses” for the class are based on estimated amounts for the current fiscal year.

[2]
Natixis Advisors, LLC (“Natixis Advisors” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s Total annual fund operating expenses, including expenses of the underlying funds in which the Fund invests, to 0.49% and 0.54% of the Fund’s average daily net assets for Class N and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through May 31, 2026 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below both: (1) the class’ applicable expense limitation at the time such amounts were waived/reimbursed, and (2) the class’ current applicable expense limitation. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the dates noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:	1 year	3 years	5 years	10 years
Class N	$50	$298	$687	$1,780
Class Y	$55	$320	$731	$1,881

NATIXIS SUSTAINABLE FUTURE 2055 FUND®
Effective July 1, 2024, Natixis Advisors, LLC (“Natixis Advisors”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.49% and 0.54% of the Fund’s average daily net assets for Class N and Class Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through May 31, 2026.
Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Fund:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class Y
Management fees	0.21%	0.21%
Distribution and/or service (12b‑1) fees	0.00%	0.00%
Other expenses	1.41%	1.51%[1]
Acquired fund fees and expenses	0.28%	0.28%
Total annual fund operating expenses	1.90%	2.00%
Fee waiver and/or expense reimbursement[2]	1.41%	1.46%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.49%	0.54%

[1]
Because Class Y shares of the Fund are not currently available for purchase and do not have any operating results to report as of the Fund’s fiscal year end, “Other expenses” for the class are based on estimated amounts for the current fiscal year.

[2]
Natixis Advisors, LLC (“Natixis Advisors” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s Total annual fund operating expenses, including expenses of the underlying funds in which the Fund invests, to 0.49% and 0.54% of the Fund’s average daily net assets for Class N and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through May 31, 2026 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below both: (1) the class’ applicable expense limitation at the time such amounts were waived/reimbursed, and (2) the class’ current applicable expense limitation. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the dates noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:	1 year	3 years	5 years	10 years
Class N	$50	$325	$766	$1,993
Class Y	$55	$347	$810	$2,093

NATIXIS SUSTAINABLE FUTURE 2060 FUND®
Effective July 1, 2024, Natixis Advisors, LLC (“Natixis Advisors”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.49% and 0.54% of the Fund’s average daily net assets for Class N and Class Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through May 31, 2026.
Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Fund:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class Y
Management fees	0.21%	0.21%
Distribution and/or service (12b‑1) fees	0.00%	0.00%
Other expenses	1.86%	1.96%[1]
Acquired fund fees and expenses	0.28%	0.28%
Total annual fund operating expenses	2.35%	2.45%
Fee waiver and/or expense reimbursement[2]	1.86%	1.91%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.49%	0.54%

[1]
Because Class Y shares of the Fund are not currently available for purchase and do not have any operating results to report as of the Fund’s fiscal year end, “Other expenses” for the class are based on estimated amounts for the current fiscal year.

[2]
Natixis Advisors, LLC (“Natixis Advisors” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s Total annual fund operating expenses, including expenses of the underlying funds in which the Fund invests, to 0.49% and 0.54% of the Fund’s average daily net assets for Class N and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through May 31, 2026 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below both: (1) the class’ applicable expense limitation at the time such amounts were waived/reimbursed, and (2) the class’ current applicable expense limitation. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the dates noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:	1 year	3 years	5 years	10 years
Class N	$50	$378	$919	$2,400
Class Y	$55	$400	$961	$2,495

NATIXIS SUSTAINABLE FUTURE 2065 FUND®
Effective July 1, 2024, Natixis Advisors, LLC (“Natixis Advisors”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.49% and 0.54% of the Fund’s average daily net assets for Class N and Class Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through May 31, 2026.
Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Fund:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class Y
Management fees	0.21%	0.21%
Distribution and/or service (12b‑1) fees	0.00%	0.00%
Other expenses	5.00%	5.10%[1]
Acquired fund fees and expenses	0.27%	0.27%
Total annual fund operating expenses	5.48%	5.58%
Fee waiver and/or expense reimbursement[2]	4.99%	5.04%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.49%	0.54%

[1]
Because Class Y shares of the Fund are not currently available for purchase and do not have any operating results to report as of the Fund’s fiscal year end, “Other expenses” for the class are based on estimated amounts for the current fiscal year.

[2]
Natixis Advisors, LLC (“Natixis Advisors” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s Total annual fund operating expenses, including expenses of the underlying funds in which the Fund invests, to 0.49% and 0.54% of the Fund’s average daily net assets for Class N and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through May 31, 2026 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below both: (1) the class’ applicable expense limitation at the time such amounts were waived/reimbursed, and (2) the class’ current applicable expense limitation. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the dates noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:	1 year	3 years	5 years	10 years
Class N	$50	$741	$1,922	$4,825
Class Y	$55	$762	$1,961	$4,898

Supplement dated June 17, 2024 to the Statement of Additional Information, dated June 1, 2024, as may be revised or supplemented from time to time, for the following funds:
Natixis Sustainable Future 2015 Fund®
Natixis Sustainable Future 2020 Fund®
Natixis Sustainable Future 2025 Fund®
Natixis Sustainable Future 2030 Fund®
Natixis Sustainable Future 2035 Fund®
Natixis Sustainable Future 2040 Fund®
Natixis Sustainable Future 2045 Fund®
Natixis Sustainable Future 2050 Fund®
Natixis Sustainable Future 2055 Fund®
Natixis Sustainable Future 2060 Fund®
Natixis Sustainable Future 2065 Fund®
(each a “Fund”, together the “Funds”)
Effective July 1, 2024, Natixis Advisors, LLC (“Natixis Advisors”) has given a binding contractual undertaking to the Fund to limit the amount of each Fund’s total annual fund operating expenses, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through May 31, 2026.
Accordingly, the table under the sub‑section “Advisory Fees” within the section “Fund Charges and Expenses” is amended and restated as follows:

Fund	Expense Limit	Date of Undertaking
2015 Fund
Class N	0.44%	July 1, 2024
Class Y	0.49%	July 1, 2024
2020 Fund
Class N	0.44%	July 1, 2024
Class Y	0.49%	July 1, 2024
2025 Fund
Class N	0.45%	July 1, 2024
Class Y	0.50%	July 1, 2024
2030 Fund
Class N	0.46%	July 1, 2024
Class Y	0.51%	July 1, 2024
2035 Fund
Class N	0.47%	July 1, 2024
Class Y	0.52%	July 1, 2024
2040 Fund
Class N	0.48%	July 1, 2024
Class Y	0.53%	July 1, 2024
2045 Fund
Class N	0.48%	July 1, 2024
Class Y	0.53%	July 1, 2024
2050 Fund
Class N	0.49%	July 1, 2024
Class Y	0.54%	July 1, 2024
2055 Fund
Class N	0.49%	July 1, 2024
Class Y	0.54%	July 1, 2024
2060 Fund
Class N	0.49%	July 1, 2024
Class Y	0.54%	July 1, 2024
2065 Fund
Class N	0.49%	July 1, 2024
Class Y	0.54%	July 1, 2024